Intangible Assets - Additional Information (Details) - Software licenses - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line Items]
Software financing obligations	$ 32.7	$ 33.5
Non cash portion of financial leases additions	$ 19.3	$ 44.4